RELATED PARTY TRANSACTIONS - Other (Details) - Mr. Su Weili $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2013 HKD ($)	Dec. 31, 2013 USD ($)
Related party transactions
Annual license fee on usage of trademarks			$ 10	$ 1,300
Percentage of annual license fee on gross revenue			0.05%	0.05%
Accrued expense for using trademark	$ 32	$ 28